Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2018
Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs MLP Energy Infrastructure Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) seeks total return through current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you and your family invest, or agree to invest in the future, at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 37, “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 40 and “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” beginning on page 80 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-88 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. High portfolio turnover may result in the Fund’s recognition of gains (losses) that will increase (decrease) the Fund’s tax liability and thereby impact the amount of the Fund’s after-tax distributions. In addition, high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as taxable dividends for federal income tax purposes. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2017 was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you and your family invest, or agree to invest in the future, at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 37, “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 40 and “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” beginning on page 80 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-88 of the Fund’s Statement of Additional Information (“SAI”).
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in energy infrastructure master limited partnership (“MLP”) investments. The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; institutional units (“I-Units”) issued by MLP affiliates; “C” corporations that hold significant interests in MLPs; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs. Energy infrastructure MLPs own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related equipment or services. The Fund’s MLP investments may be of any capitalization size.

MLPs formed as LPs or LLCs are generally treated as partnerships for U.S. federal income tax purposes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs are generally publicly traded, are regulated by the Securities and Exchange Commission (“SEC”) and must make public filings like any publicly traded corporation.

Many of the MLPs in which the Fund invests operate oil, gas or petroleum facilities, or other facilities within the energy sector. The Fund intends to concentrate its investments in the energy sector, with a focus on “midstream” energy infrastructure MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. Midstream MLPs may also operate ancillary businesses including marketing of energy products and logistical services. The Fund may also invest in “upstream” and “downstream” MLPs. Upstream MLPs are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream MLPs are primarily engaged in the processing, treatment, and refining of natural gas liquids and crude oil. The MLPs in which the Fund invests may also engage in owning, managing and transporting alternative energy assets, including alternative fuels such as ethanol, hydrogen and biodiesel.

The Fund may also invest up to 20% of its Net Assets in non-MLP investments, including, without limitation, securities of U.S. and non-U.S. corporations that operate in the energy sector or that hold energy assets.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, unlike traditional open-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (at a maximum rate of 35%, for taxable years of the Fund beginning before December 1, 2018, and 21% for taxable years thereafter) as well as state and local income taxes.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

		The Fund’s benchmark index is the Alerian MLP Index. The Alerian MLP Index is the leading gauge of energy MLPs and is a float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in energy infrastructure master limited partnership (“MLP”) investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Energy Sector Risk.  The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

Due to the low value of oil and natural gas products, energy producers are increasingly burdened with debt and may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs, which could have a dramatic impact on the ability of MLPs to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Infrastructure Company Risk.  Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to the Fund and shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments that generally rely on capital markets to finance capital expenditures and growth opportunities. During periods of interest rate volatility, limited capital markets access and/or low commodities pricing, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders.

Private Investment in Public Equities Risk.  The Fund may make PIPE transactions. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. For example, the Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. However, the ability of the Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Strategy Risk.  The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risk. Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk.  MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP investment being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Fund Structure Risk.  Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a maximum rate of 35%, for taxable years of the Fund beginning before December 1, 2018, and 21% for taxable years thereafter), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk.  In calculating the Fund’s daily NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (at a maximum rate of 35%, for taxable years of the Fund beginning before December 1, 2018, and 21% for taxable years thereafter) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual tax liability and/or asset balances.

		On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. This U.S. federal tax legislation reduces the general statutory U.S. federal corporate income tax rate from 35% to 21%, makes changes regarding the use of net operating losses, repeals the corporate alternative minimum tax, and makes other changes which may have effects on the Fund. These changes may affect the Fund’s daily estimates of its current taxes and deferred tax liability and/or asset balances used in the calculation of its daily NAV. The Fund will be evaluating this tax legislation for its potential effects on these estimates and for its potential effects on the amounts of income taxes actually incurred. This recent tax legislation may also affect information provided to the Fund by MLPs, information that may not be provided to the Fund on a timely basis. As disclosed above, the daily estimate of current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, which may have a material impact on the Fund’s NAV. The Fund may modify its estimates and assumptions regarding its current taxes and deferred tax liability and/or asset balances as this evaluation of the tax legislation occurs and as new information regarding the legislation or other matters becomes available, such modifications in estimates or assumptions may have a material impact on the Fund’s NAV.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 Shares will commence operations on April 2, 2018. As of the date of the Prospectus, Class T Shares have not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ‘16 +17.87% Worst Quarter Q3 ‘15 –29.21%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs MLP Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	686
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	$ 2,148
1 Year	rr_AverageAnnualReturnYear01	(11.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	$ 319
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,493
1 Year	rr_AverageAnnualReturnYear01	(8.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,248
2014	rr_AnnualReturn2014	7.60%
2015	rr_AnnualReturn2015	(32.43%)
2016	rr_AnnualReturn2016	19.12%
2017	rr_AnnualReturn2017	(6.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.21%)
1 Year	rr_AverageAnnualReturnYear01	(6.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	$ 169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	(7.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	(6.45%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018	[4]
Goldman Sachs MLP Energy Infrastructure Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	390
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	$ 1,899
1 Year	rr_AverageAnnualReturnYear01	(11.94%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)	[5]
Goldman Sachs MLP Energy Infrastructure Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018	[4]
Goldman Sachs MLP Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees or expenses) | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.
[3]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
[4]	Class R6 Shares will commence operations on April 2, 2018. Prior to that date, performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[5]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.